NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss per common share attributable to Capitol Bancorp Limited [Abstract]
Numerator-net loss attributable to Capitol Bancorp Limited	$ (25,474)	$ (45,427)	$ (225,215)
Denominator for basic and diluted net loss per share-weighted average number of common shares outstanding excluding unvested restricted shares of common stock (in shares)	41,070	38,817	20,186
Net income (loss) per common share attributable to Capitol Bancorp Limited:
From continuing operations	$ (0.63)	$ (1.23)	$ (11.45)
From discontinued operations	$ 0.01	$ 0.06	$ 0.29
Total net loss per common share attributable to Capitol Bancorp Limited (in dollars per share)	$ (0.62)	$ (1.17)	$ (11.16)
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive stock options excluded from diluted net loss per share computation (in shares)	1,067	2,163	1,746
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive unvested restricted shares of stock excluded from basic and diluted net loss per share common computation (in shares)	8	21	310
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive warrants to purchase common stock excluded from diluted net loss per share computation (in shares)	1,250	1,326	1,326